Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	BASIC MATERIALS — 2.4%
53,352	Dow, Inc.	$2,910,885
17,209	Eastman Chemical Co.	1,462,937
		4,373,822
	COMMUNICATIONS — 6.7%
128,516	AT&T, Inc.	1,900,752
83,763	Cisco Systems, Inc.	4,803,808
56,219	Comcast Corp. - Class A	2,628,800
88,355	Verizon Communications, Inc.	3,090,658
		12,424,018
	CONSUMER, CYCLICAL — 9.1%
185,885	Ford Motor Co.	2,254,785
14,918	Home Depot, Inc.	4,927,415
10,325	McDonald's Corp.	2,902,874
5,733	Vail Resorts, Inc.	1,297,493
32,702	Walmart, Inc.	5,317,672
		16,700,239
	CONSUMER, NON-CYCLICAL — 23.4%
14,918	Abbott Laboratories	1,535,062
22,376	AbbVie, Inc.	3,288,377
33,852	Altria Group, Inc.	1,496,935
39,010	Bristol-Myers Squibb Co.	2,404,966
48,770	Coca-Cola Co.	2,917,909
6,886	Danaher Corp.	1,824,790
28,109	Gilead Sciences, Inc.	2,149,776
28,685	Johnson & Johnson	4,637,791
24,668	Medtronic PLC[1]	2,010,442
36,552	Merck & Co., Inc.	3,983,437
18,711	Mondelez International, Inc. - Class A	1,333,346
16,268	PepsiCo, Inc.	2,894,403
95,239	Pfizer, Inc.	3,369,556
34,993	Philip Morris International, Inc.	3,361,428
37,294	Procter & Gamble Co.	5,755,956
		42,964,174
	ENERGY — 10.4%
36,143	Chevron Corp.	5,822,637
0

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
40,160	ConocoPhillips	$4,780,245
57,369	Exxon Mobil Corp.	6,378,859
123,348	Kinder Morgan, Inc.	2,124,053
		19,105,794
	FINANCIAL — 23.6%
21,801	Arthur J. Gallagher & Co.	5,024,694
60,236	Bank of America Corp.	1,726,966
37,294	Bank of New York Mellon Corp.	1,673,382
5,733	BlackRock, Inc.	4,016,196
21,226	Citigroup, Inc.	876,422
25,818	Citizens Financial Group, Inc.	726,260
12,051	Crown Castle, Inc. - REIT	1,211,126
17,784	Fidelity National Financial, Inc.	736,258
69,420	Fifth Third Bancorp	1,843,101
20,651	Gaming and Leisure Properties, Inc. - REIT	978,857
53,927	Healthpeak Properties, Inc. - REIT	1,109,818
91,222	Huntington Bancshares, Inc.	1,011,652
40,160	JPMorgan Chase & Co.	5,876,613
17,784	Lamar Advertising Co. - Class A - REIT	1,622,256
54,503	MetLife, Inc.	3,452,220
12,051	PNC Financial Services Group, Inc.	1,454,917
21,230	Prologis, Inc. - REIT	2,636,766
36,719	Prudential Financial, Inc.	3,476,188
63,112	U.S. Bancorp	2,305,481
24,092	WP Carey, Inc. - REIT	1,567,185
		43,326,358
	INDUSTRIAL — 10.6%
16,633	Caterpillar, Inc.	4,676,035
74,578	CSX Corp.	2,252,255
16,633	Emerson Electric Co.	1,634,192
9,175	General Dynamics Corp.	2,079,422
28,685	Johnson Controls International plc[1]	1,694,136
5,168	Lockheed Martin Corp.	2,317,073
4,182	Parker-Hannifin Corp.	1,743,476
20,075	RTX Corp.	1,727,253

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
7,954	United Parcel Service, Inc. - Class B	$1,347,408
		19,471,250
	TECHNOLOGY — 7.1%
13,219	Applied Materials, Inc.	2,019,335
3,442	Broadcom, Inc.	3,176,587
12,051	International Business Machines Corp.	1,769,448
18,359	Microsoft Corp.	6,017,346
		12,982,716
	UTILITIES — 3.5%
27,534	Evergy, Inc.	1,513,544
30,411	Public Service Enterprise Group, Inc.	1,857,504
44,753	Southern Co.	3,031,121
		6,402,169
	TOTAL COMMON STOCKS
	(Cost $170,465,615)	177,750,540

Units/ Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$4,602,089	UMB Bank Demand Deposit, 0.01% [2]	4,602,089
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,602,089)	4,602,089
	TOTAL INVESTMENTS — 99.3%
	(Cost $175,067,704)	182,352,629
	Other Assets in Excess of Liabilities — 0.7%	1,289,284
	TOTAL NET ASSETS — 100.0%	$183,641,913

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
2